Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 05, 2014
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Central Index Key	dei_EntityCentralIndexKey	0001392116
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2014
Prospectus Date	rr_ProspectusDate	Aug. 06, 2014